Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segmental analysis
Total revenue	£ 29,323	£ 25,382	£ 16,574
Retail Banking
Segmental analysis
Total revenue	9,041	7,366	5,773
Private Banking
Segmental analysis
Total revenue	1,250	1,157	874
Commercial & Institutional
Segmental analysis
Total revenue	14,194	12,519	7,258
Central Items and other
Segmental analysis
Total revenue	4,838	4,340	2,669
Inter-segmental | Retail Banking
Segmental analysis
Total revenue	(11)	(5)
Inter-segmental | Private Banking
Segmental analysis
Total revenue	(1,538)	(1,000)	(389)
Inter-segmental | Commercial & Institutional
Segmental analysis
Total revenue	1,769	1,602	395
Inter-segmental | Central Items and other
Segmental analysis
Total revenue	(220)	(597)	(6)
Operating segment
Segmental analysis
Total revenue	29,323	25,382	16,574
Operating segment | Retail Banking
Segmental analysis
Total revenue	9,052	7,371	5,773
Operating segment | Private Banking
Segmental analysis
Total revenue	2,788	2,157	1,263
Operating segment | Commercial & Institutional
Segmental analysis
Total revenue	12,425	10,917	6,863
Operating segment | Central Items and other
Segmental analysis
Total revenue	£ 5,058	£ 4,937	£ 2,675